Loans and advances to clients (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Impairment losses on financial assets loans and receivables	R$ 24,828,749	R$ 17,112,734	R$ 17,450,188
Loans and advances to clients	32,647	40,790	55,284
Financial liabilities associated with assets transfer	R$ 32,138	R$ 40,511	R$ 55,105